Income Taxes - Paragraphs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Increase in deferred tax assets	$ 6.2	$ 3.6
Unrecognized tax benefits	0.0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	65.5
Net operating loss carryforwards will expire	17.7
Net operating loss carryforwards that have no expiration date	47.8
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards will expire	$ 18.2